Property and Equipment, Net - Schedule of Property and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 440,811		¥ 364,638
Less: accumulated depreciation	(183,145)		(79,341)
Less: impairment charges	(12,352)
Property and equipment, net	245,314	$ 38,495	285,297
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	353,322		305,955
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	50,290		32,213
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	22,103		15,562
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	10,719		3,818
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,317		4,311
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 60		¥ 2,779